UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Rockefeller Equity Allocation Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
Common Stocks - 84.73%
Aerospace & Defense - 1.76%
DigitalGlobe, Inc. (a)	3,573	$53,738
Safran SA (b)	18,170	1,125,787
Triumph Group, Inc.	2,312	70,424
		1,249,949
Airlines - 2.78%
Southwest Airlines Co.	18,508	776,411
United Continental Holdings, Inc. (a)	20,998	1,202,345
		1,978,756
Auto Components - 1.89%
Delphi Automotive PLC (b)	13,056	870,575
Gentherm, Inc. (a)	3,199	133,398
NGK Spark Plug Co. Ltd. (b)	18,400	343,438
		1,347,411
Automobiles - 0.94%
Hyundai Motor Co. (b)	5,593	667,026
Banks - 7.46%
ABN AMRO Group NV (b)(c)	21,140	419,470
Bank Rakyat Indonesia Persero Tbk PT (b)	641,400	530,583
Grupo Financiero Santander Mexico SAB de CV- Class B - ADR	5,932	47,397
HDFC Bank Ltd. - ADR	934	49,334
ICICI Bank Ltd. - ADR	7,100	40,257
JPMorgan Chase & Co.	22,910	1,289,833
Lloyds Banking Group PLC (b)	1,096,291	1,100,153
Swedbank AB (b)	38,247	772,582
Wells Fargo & Co.	22,671	1,063,723
		5,313,332
Biotechnology - 2.40%
Baxalta, Inc.	22,016	848,057
Genmab A/S (a)(b)	682	83,376
Regeneron Pharmaceuticals, Inc. (a)	1,367	524,955
Ultragenyx Pharmaceutical, Inc. (a)	4,094	249,693
		1,706,081
Building Products - 1.44%
AAON, Inc.	3,580	88,784
Cie De Saint-Gobain (b)	22,255	859,788
Simpson Manufacturing Co., Inc.	2,357	79,997
		1,028,569
Chemicals - 0.24%
Airgas, Inc.	1,212	171,522
Commercial Services & Supplies - 0.53%
Healthcare Services Group, Inc.	6,833	242,435
Stericycle, Inc. (a)	1,187	135,235
		377,670
Construction & Engineering - 0.18%
Kinden Corp. (b)	10,200	127,191
Construction Materials - 1.99%
HeidelbergCement AG (b)	17,204	1,258,532

Semen Indonesia Persero Tbk PT (b)	210,000	160,868
		1,419,400
Consumer Finance - 1.70%
Capital One Financial Corp.	16,759	1,101,569
First Cash Financial Services, Inc.	2,586	109,052
		1,210,621
Diversified Financial Services - 2.30%
FactSet Research Systems, Inc.	1,207	181,641
ING Groep NV (b)	122,129	1,455,948
		1,637,589
Diversified Telecommunication Services - 3.94%
KT Corp. (b)	6,034	140,861
Nippon Telegraph & Telephone Corp. (b)	48,700	2,062,315
Nippon Telegraph & Telephone Corp. - ADR	357	15,247
SBA Communications Corp. (a)	6,205	588,792
		2,807,215
Electric Utilities - 5.06%
Korea Electric Power Corp. (b)	45,737	2,169,822
The Kansai Electric Power Co., Inc. (a)(b)	130,100	1,429,468
		3,599,290
Electronic Equipment, Instruments & Components - 1.38%
Badger Meter, Inc.	1,097	72,062
IPG Photonics Corp. (a)	1,337	110,249
Littelfuse, Inc.	1,324	150,433
Samsung SDI Co. Ltd. (b)	405	32,653
TE Connectivity Ltd. (b)	8,647	492,187
Trimble Navigation Ltd. (a)	5,304	123,371
		980,955
Energy Equipment & Services - 0.04%
Newpark Resources, Inc. (a)	7,633	28,471
Food & Staples Retailing - 1.67%
CVS Health Corp.	12,261	1,191,402
Food Products - 0.08%
Nestle SA - ADR	799	55,818
Gas Utilities - 0.96%
Tokyo Gas Co. Ltd. (b)	148,000	683,130
Health Care Equipment & Supplies - 3.80%
Abaxis, Inc.	1,770	69,419
ABIOMED, Inc. (a)	2,190	175,222
Becton Dickinson & Co.	5,846	861,994
Edwards Lifesciences Corp. (a)	2,058	179,046
Greatbatch, Inc. (a)	2,873	108,599
Inogen, Inc. (a)	2,119	72,427
Insulet Corp. (a)	3,441	105,432
Masimo Corp. (a)	3,218	121,769
Merit Medical Systems, Inc. (a)	6,901	129,808
ResMed, Inc.	1,617	92,023
St. Jude Medical, Inc.	14,641	786,076
		2,701,815
Health Care Providers & Services - 1.69%
Bumrungrad Hospital PCL (b)	5,300	32,238
Chemed Corp.	1,026	131,841
ExamWorks Group, Inc. (a)	4,926	143,347
Express Scripts Holding Co. (a)	12,618	888,054
Harmonicare Medical Holdings Ltd. (a)(b)(c)	14,000	10,928
		1,206,408

Health Care Technology - 1.26%
Cerner Corp. (a)	12,194	622,626
Medidata Solutions, Inc. (a)	1,966	67,827
Omnicell, Inc. (a)	4,300	117,691
Vocera Communications, Inc. (a)	6,174	85,510
		893,654
Hotels, Restaurants & Leisure - 3.02%
Buffalo Wild Wings, Inc. (a)	3,450	547,343
Carnival Corp. (b)	3,344	160,378
Carnival PLC (b)	4,559	225,220
Royal Caribbean Cruises Ltd. (b)	16,331	1,214,535
		2,147,476
Insurance - 4.23%
Aflac, Inc.	19,015	1,131,773
Prudential PLC (b)	39,560	688,903
Reinsurance Group of America, Inc.	13,230	1,192,023
		3,012,699
Internet & Catalog Retail - 0.76%
Ctrip.com International Ltd. - ADR	13,300	544,236
Internet Software & Services - 5.20%
Alphabet, Inc. - Class C (a)	2,921	2,038,185
Baidu, Inc. - ADR (a)	5,665	982,424
Intralinks Holdings, Inc. (a)	8,757	68,042
NAVER Corp. (b)	802	371,999
NIC, Inc. (a)	5,456	95,971
Qihoo 360 Technology Co. Ltd. - ADR (a)	827	59,445
Tencent Holdings Ltd. (b)	4,600	84,169
		3,700,235
IT Services - 2.45%
InterXion Holding NV (a)(b)	14,588	455,437
Visa, Inc.	17,811	1,289,339
		1,744,776
Machinery - 3.54%
Amada Holdings Co. Ltd. (b)	70,900	657,300
CLARCOR, Inc.	1,302	62,678
Nabtesco Corp. (b)	22,200	424,259
Pentair PLC (b)	17,144	817,939
SMC Corp. (b)	2,400	554,985
		2,517,161
Media - 1.55%
Comcast Corp.	18,406	1,062,579
Eros International PLC (a)(b)	5,057	40,405
		1,102,984
Metals & Mining - 0.09%
Grupo Mexico SAB de CV (b)	28,900	60,797
Multiline Retail - 0.09%
Fred's, Inc.	4,706	67,249
Multi-Utilities - 2.09%
WEC Energy Group, Inc.	26,458	1,490,908
Oil, Gas & Consumable Fuels - 4.39%
BP PLC - ADR	3,667	106,673
Cabot Oil & Gas Corp.	33,119	666,685
Chevron Corp.	10,321	861,184
Exxon Mobil Corp.	1,843	147,716

Kinder Morgan, Inc.	62,628	1,132,942
Range Resources Corp.	1,583	37,565
Royal Dutch Shell PLC - Class A - ADR	1	45
Royal Dutch Shell PLC - Class B - ADR	3,699	169,081
		3,121,891
Personal Products - 0.19%
L'Oreal SA (b)	809	136,163
Pharmaceuticals - 4.61%
Aspen Pharmacare Holdings Ltd. (b)	1,905	33,668
Hanmi Pharm Co. Ltd. (b)	90	47,226
Kyowa Hakko Kirin Co. Ltd. (b)	4,200	62,514
Mallinckrodt PLC (a)(b)	11,270	732,888
Merck & Co., Inc.	18,242	915,931
Novartis AG - ADR	15,043	1,069,708
Novartis AG (b)	2,391	170,307
Sanofi - ADR	3,794	150,053
Shire PLC - ADR	647	101,003
		3,283,298
Professional Services - 0.17%
Mistras Group, Inc. (a)	5,496	117,944
Semiconductors & Semiconductor Equipment - 0.26%
Microsemi Corp. (a)	5,435	188,214
Software - 3.91%
Epiq Systems, Inc.	5,307	72,600
Mentor Graphics Corp.	6,529	124,704
Microsoft Corp.	29,150	1,483,152
Oracle Corp.	25,450	936,051
PROS Holdings, Inc. (a)	5,275	57,972
Solera Holdings, Inc.	697	38,823
Synchronoss Technologies, Inc. (a)	2,574	72,098
		2,785,400
Technology Hardware, Storage & Peripherals - 2.08%
Apple, Inc.	14,972	1,447,643
Stratasys Ltd. (a)(b)	1,820	34,307
		1,481,950
Textiles, Apparel & Luxury Goods - 0.27%
Carter's, Inc.	1,884	191,471
Transportation Infrastructure - 0.06%
SIA Engineering Co. Ltd. (b)	18,700	45,880
Water Utilities - 0.14%
American Water Works Co., Inc.	1,533	99,369
Wireless Telecommunication Services - 0.14%
China Mobile Ltd. - ADR	1,888	100,989
Total Common Stocks (Cost $63,555,650)		60,324,365

Exchange Traded Funds - 1.70%
iShares MSCI EAFE ETF	10,000	536,000
SPDR S&P 500 ETF Trust	3,500	677,460
Total Exchange Traded Funds (Cost $1,212,795)		1,213,460

Mutual Funds - 8.46%
Federated Institutional High-Yield Bond Fund	265,594	2,385,033
Nuveen Preferred Securities Fund	176,243	2,879,805
Tortoise MLP & Pipeline Fund	76,982	758,270
Total Mutual Funds (Cost $6,705,325)		6,023,108

Preferred Stocks - 0.84%
Automobiles - 0.56%
Hyundai Motor Co. (b)	4,824	402,019
Insurance - 0.28%
Samsung Fire & Marine Insurance Co. Ltd. (b)	1,285	196,061
Total Preferred Stocks (Cost $696,883)		598,080

Real Estate Investment Trusts - 1.13%
Annaly Capital Management, Inc.	66,371	672,338
Iron Mountain, Inc.	4,431	130,183
Total Real Estate Investment Trusts (Cost $831,658)		802,521

Money Market Funds - 2.37%
Fidelity Institutional Money Market Fund - Government Portfolio - Inst'l Class, 0.210% (d)	1,692,078	1,692,078
Total Money Market Funds (Cost $1,692,078)		1,692,078

Total Investments (Cost $74,694,389) - 99.23%		70,653,612
Other Assets in Excess of Liabilities - 0.77%		545,117
Total Net Assets - 100.00%		$71,198,729

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Denotes a security is either fully or partially restricted for sale. The aggregate value of the restricted security at February 29, 2016 was $430,398 which represents 0.60% of net assets. Securities issued persuant to Rule 144A under Securities Act 1933 and Regulation S under the Securities Act of 1933 may be deemed illiquid using procedures established by the Board of Trustees.

(d)	Variable rate security; the rate shown represents the rate at February 29, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 38.43%
Diversified Banks - 17.49%
Bank of America NA
5.300%, 03/15/2017	$2,085,000	$2,156,140
BB&T Corp.
1.600%, 08/15/2017	2,580,000	2,582,885
Citigroup, Inc.
2.500%, 09/26/2018	2,349,000	2,365,417
Fifth Third Bank
2.150%, 08/20/2018	2,310,000	2,320,395
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,029,000	2,152,787
Wachovia Corp.
5.750%, 02/01/2018	2,046,000	2,200,180
		13,777,804
Drug Retail - 1.95%
CVS Health Corp.
2.250%, 12/05/2018	1,516,000	1,532,690
Food Retail - 2.16%
The Kroger Co.
7.500%, 04/01/2031	1,331,000	1,701,520
Home Improvement Retail - 3.47%
The Home Depot, Inc.
5.875%, 12/16/2036	2,188,000	2,735,315
Integrated Telecommunication Services - 1.84%
Verizon Communications, Inc.
6.000%, 04/01/2041	1,329,000	1,450,455
Investment Banking & Brokerage - 5.53%
Morgan Stanley
6.375%, 07/24/2042	1,753,000	2,187,108
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	2,038,000	2,174,061
		4,361,169
Life Sciences Tools & Services - 2.88%
Thermo Fisher Scientific, Inc.
2.250%, 08/15/2016	2,256,000	2,267,336
Line-Haul Railroads - 3.11%
Burlington Northern Santa Fe LLC
7.950%, 08/15/2030	1,751,000	2,451,002
Total Corporate Bonds (Cost $30,528,453)		30,277,291

	Shares
Exchange Traded Funds - 18.50%
Vanguard Mortgage-Backed Securities ETF	272,651	14,573,196
Total Exchange Traded Funds (Cost $14,535,264)		14,573,196

	Principal
	Amount
Municipal Bonds - 21.33%
California - 5.21%
Contra Costa Community College District
6.504%, 08/01/2034	$600,000	776,832
Sacramento County Sanitation Districts Financing Authority
1.406%, 12/01/2017	1,170,000	1,174,785
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,155,610
		4,107,227
Colorado - 0.52%
Colorado Housing & Finance Authority
0.720%, 11/01/2016	415,000	414,834
Massachusetts - 1.02%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	725,000	801,770
Nevada - 2.85%
Country of Clark, NV
6.750%, 07/01/2029	550,000	652,245
Las Vegas Valley Water District
5.650%, 03/01/2035	1,325,000	1,591,431
		2,243,676
New York - 9.45%
County of Westchester, NY
5.000%, 06/01/2024	250,000	274,623
Metropolitan Transportation Authority
2.168%, 07/01/2020	325,000	335,858
3.118%, 07/01/2025	3,500,000	3,611,370
New York State Housing Finance Agency
5.167%, 09/15/2016	500,000	512,450
New York State Urban Development Corp.
1.000%, 03/15/2017	1,000,000	1,002,430
Port Authority of New York & New Jersey
5.859%, 12/01/2024	1,000,000	1,270,650
State of New York
0.450%, 03/15/2016	100,000	100,002
State of New York Mortgage Agency
3.499%, 04/01/2019	200,000	211,794
Triborough Bridge & Tunnel Authority
1.250%, 11/15/2017	125,000	125,300
		7,444,477
Oregon - 1.29%
Oregon State Lottery
1.890%, 04/01/2020	1,000,000	1,016,160
Texas - 0.99%
City of Dallas, TX Waterworks & Sewer System Revenue
1.414%, 10/01/2017	500,000	504,470
City of Houston, TX Combined Utility System Revenue
3.228%, 05/15/2022	260,000	277,501
		781,971
Total Municipal Bonds (Cost $16,627,920)		16,810,115

U.S. Government Agency Issue - 4.01%
Federal Home Loan Banks
5.000%, 11/17/2017	2,020,000	2,162,018
Federal National Mortgage Association
6.000%, 04/18/2036	988,000	994,871
Total U.S. Government Agency Issue (Cost $3,188,409)		3,156,889

U.S. Government Note/Bond - 14.45%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2017	6,473,094	6,515,913
United States Treasury Notes/Bond
3.125%, 08/15/2044	4,393,000	4,869,794
Total U.S. Government Note/Bond (Cost $10,935,906)		11,385,707

Certificates of Deposit - 2.16%
GE Capital Bank, 1.350%	1,701,000	1,705,176
Total Certificates of Deposit (Cost $1,703,367)		1,705,176

	Shares
Money Market Funds - 0.56%
Fidelity Institutional Money Market Fund - Government Portfolio - Inst'l Class , 0.210% (a)	439,271	439,271
Total Money Market Funds (Cost $439,271)		439,271

Total Investments (Cost $77,958,590) - 99.44%		78,347,645
Other Assets in Excess of Liabilities - 0.56%		441,110
Total Net Assets - 100.00%		$78,788,755

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
February 29, 2016 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 96.98%
Alaska - 3.87%
Alaska Housing Finance Corp.
4.000%, 06/01/2018	$450,000	$481,963
5.250%, 12/01/2021	1,155,000	1,248,682
5.000%, 06/01/2029	750,000	905,468
State of Alaska
5.000%, 04/01/2024	350,000	365,743
		3,001,856
Arizona - 1.05%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/2030	325,000	393,890
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2017	200,000	211,784
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	211,894
		817,568
California - 0.99%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	765,497
Colorado - 1.01%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	760,000	785,285
Connecticut - 0.80%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	400,000	400,540
University of Connecticut
5.000%, 04/01/2021	210,000	219,910
		620,450
Florida - 2.13%
Florida Housing Finance Corp.
3.200%, 07/01/2030	1,000,000	1,013,140
Hillsborough County School Board
5.000%, 07/01/2024	120,000	126,560
State of Florida
5.000%, 06/01/2018	150,000	153,224
4.750%, 06/01/2026	250,000	255,125
State of Florida Lottery Revenue
5.000%, 07/01/2025	100,000	106,829
		1,654,878
Georgia - 1.22%
City of Atlanta Department of Aviation
5.000%, 01/01/2019	850,000	947,835
Iowa - 0.48%
Iowa Financy Authority
5.000%, 08/01/2017	350,000	372,169

Louisiana - 1.33%
State of Louisiana
5.000%, 12/01/2016	1,000,000	1,034,310
Maryland - 0.47%
City of Montgomery, MD
5.000%, 05/01/2020	100,000	105,251
County of Prince George's, MD
4.000%, 09/15/2016	250,000	255,008
		360,259
Massachusetts - 0.17%
City of Boston, MA
5.000%, 03/01/2017	125,000	130,701
Nebraska - 1.31%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	1,000,000	1,018,740
Nevada - 6.31%
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,092,990
Las Vegas Valley Water District
5.000%, 12/01/2026	1,250,000	1,561,450
5.000%, 06/01/2030	750,000	895,042
State of Nevada
5.000%, 12/01/2026	1,250,000	1,346,650
		4,896,132
New Jersey - 2.71%
Garden State Preservation Trust
5.125%, 11/01/2017	500,000	533,715
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/2017	1,500,000	1,569,780
		2,103,495
New York - 33.59%
Briarcliff Manor Union Free School District
2.500%, 06/15/2017	110,000	112,796
City of New York, NY
5.250%, 09/01/2016	1,000,000	1,024,590
5.000%, 04/01/2017	500,000	501,890
5.125%, 12/01/2026	370,000	397,998
Housing Development Corp.
0.950%, 11/01/2017	200,000	200,164
Metropolitan Transportation Authority
5.000%, 11/01/2016	1,000,000	1,031,630
5.000%, 11/15/2024	1,000,000	1,072,000
5.000%, 11/15/2029	1,000,000	1,187,900
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,821,795
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2016	125,000	128,869
5.000%, 02/01/2017	945,000	984,491
4.000%, 11/01/2017	500,000	528,825
5.000%, 11/01/2025	750,000	950,520
5.000%, 02/01/2029	1,000,000	1,181,120

New York City Water & Sewer System
5.000%, 06/15/2019	1,000,000	1,078,480
New York Local Government Assistance Corp.
5.000%, 04/01/2017	500,000	524,600
New York State Environmental Facilities Corp
5.000%, 06/15/2021	1,000,000	1,097,940
New York State Housing Finance Agency
0.650%, 11/01/2016	375,000	374,696
0.800%, 11/01/2017	750,000	748,643
New York State Thruway Authority
5.000%, 03/15/2020	500,000	500,800
New York State Thruway Authority Highway & Bridge Trust Fund
4.000%, 04/01/2016	100,000	100,318
New York State Urban Development Corp.
5.000%, 12/15/2023	275,000	296,378
5.000%, 03/15/2029	2,500,000	2,991,600
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,076,960
5.000%, 05/01/2027	1,000,000	1,243,340
5.000%, 09/01/2028	500,000	606,635
5.000%, 12/01/2028	100,000	122,547
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2027	1,000,000	1,244,410
5.000%, 10/15/2028	1,000,000	1,234,570
Somers Central School District
4.000%, 09/15/2016	215,000	219,225
4.000%, 09/15/2017	1,140,000	1,199,964
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	250,000	263,358
		26,049,052
North Carolina - 0.90%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	694,574
Ohio - 4.52%
City of Cincinnati, OH Water System Revenue
5.000%, 12/01/2018	150,000	155,169
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	500,000	588,130
5.000%, 01/01/2028	1,000,000	1,169,630
5.250%, 01/01/2029	1,250,000	1,356,213
State of Ohio
5.000%, 01/01/2017	225,000	233,410
		3,502,552
Pennsylvania - 4.98%
Allegheny County Hospital Development Authority
5.000%, 06/15/2018	315,000	344,871
5.000%, 10/15/2022	850,000	1,027,191
Commonwealth of Pennsylvania
5.000%, 11/01/2020	450,000	482,832
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	500,000	509,350
Pennsylvania Housing Finance Agency
4.375%, 10/01/2022	225,000	242,833

Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	675,000	774,752
Upper St. Clair Township School District
4.000%, 07/15/2017	475,000	481,308
		3,863,137
Tennessee - 2.92%
Tennessee Housing Development Agency
0.900%, 07/01/2017	1,145,000	1,147,714
Tennessee State School Bond Authority
5.000%, 11/01/2018	1,000,000	1,112,880
		2,260,594
Texas - 17.06%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,059,410
City of Dallas, TX Waterworks & Sewer System Revenue
4.000%, 10/01/2018	200,000	216,938
City of Garland, TX
5.000%, 02/15/2028	400,000	451,656
City of Houston, TX
5.000%, 03/01/2028	125,000	148,289
County of Lubbock, TX
4.500%, 02/15/2023	2,200,000	2,286,196
Dallas Area Rapid Transit
5.000%, 12/01/2033	150,000	167,413
5.250%, 12/01/2048	150,000	168,431
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	740,000	880,326
La Joya Independent School District
5.000%, 02/15/2029	1,000,000	1,188,010
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,202,705
North East Independent School District
5.000%, 08/01/2018	250,000	265,285
State of Texas
4.000%, 08/01/2016	250,000	253,880
5.000%, 10/01/2018	1,000,000	1,110,200
5.000%, 10/01/2029	1,000,000	1,234,770
Tarrant Regional Water District
5.000%, 03/01/2029	1,000,000	1,216,430
Texas State University System
5.000%, 03/15/2021	100,000	115,773
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2019	250,000	261,797
Wylie Independent School District
0.000%, 08/15/2016	1,000,000	998,610
		13,226,119
Utah - 1.97%
Utah Transit Authority
5.000%, 06/15/2028	1,225,000	1,524,353
Virginia - 3.21%
Virginia College Building Authority
4.500%, 09/01/2026	1,025,000	1,082,175

Virginia Housing Development Authority
2.750%, 03/01/2017	200,000	204,156
1.600%, 07/01/2017	150,000	151,263
Virginia Public School Authority
5.000%, 04/15/2017	1,000,000	1,051,200
		2,488,794
Washington - 1.96%
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	365,000	379,980
County of King, WA Sewer Revenue
5.000%, 01/01/2023	750,000	794,295
State of Washington
5.000%, 02/01/2018	315,000	341,548
		1,515,823
Wisconsin - 2.02%
City of Milwaukee, WI
5.000%, 05/01/2026	290,000	345,001
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,000,000	1,223,900
		1,568,901
Total Municipal Bonds (Cost $74,235,523)		75,203,074

Total Investments (Cost $74,235,523) - 96.98%		75,203,074
Other Assets in Excess of Liabilities - 3.02%		2,337,892
Total Net Assets - 100.00%		$77,540,966

Percentages are stated as a percent of net assets.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
February 29, 2016 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 97.07%
Nevada - 2.29%
Las Vegas Valley Water District
5.000%, 12/01/2026	$750,000	$936,870
New York - 84.72%
Battery Park City Authority
5.000%, 11/01/2017	375,000	402,877
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	214,966
City of New York, NY
5.000%, 08/01/2018	725,000	799,218
County of Westchester, NY
4.000%, 11/15/2018	1,000,000	1,088,950
4.000%, 07/01/2022	5,000	5,754
Housing Development Corp.
0.950%, 11/01/2017	1,225,000	1,225,196
1.150%, 11/01/2017	130,000	130,534
1.200%, 11/01/2017	250,000	250,323
Metropolitan Transportation Authority
5.000%, 11/15/2025	500,000	611,330
5.000%, 11/15/2026	1,000,000	1,219,440
5.000%, 11/15/2026	750,000	773,602
5.000%, 11/15/2028	610,000	651,767
Nassau County Interim Finance Authority
4.000%, 11/15/2016	500,000	512,925
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2024	575,000	597,092
5.000%, 07/15/2030	1,120,000	1,358,750
New York City Transitional Finance Authority Future Tax Secured Revenue
4.000%, 08/01/2017	200,000	209,918
5.000%, 02/01/2018	920,000	995,146
3.000%, 11/01/2018	295,000	312,856
New York City Trust of Cultural Resources
4.000%, 08/01/2017	450,000	472,248
5.000%, 04/01/2026	750,000	831,015
New York Local Government Assistance Corp.
5.000%, 04/01/2017	100,000	104,920
5.000%, 04/01/2017	285,000	298,988
5.000%, 04/01/2019	1,000,000	1,047,530
New York State Dormitory Authority
4.000%, 07/01/2017	275,000	287,345
5.000%, 07/01/2020	250,000	259,365
5.000%, 07/01/2021	300,000	304,665
5.000%, 07/01/2025	1,000,000	1,268,710
5.000%, 07/01/2029	500,000	586,925
5.000%, 07/01/2032	750,000	778,095
New York State Environmental Facilities Corp.
5.000%, 05/15/2018	250,000	274,060
5.000%, 06/15/2021	380,000	385,164
New York State Housing Finance Agency
0.800%, 11/01/2016	425,000	425,111
0.650%, 11/01/2016	175,000	174,858
3.050%, 11/01/2027	1,000,000	1,018,810

New York State Thruway Authority
5.000%, 04/01/2017	500,000	524,485
5.000%, 01/01/2024	1,155,000	1,388,333
New York State Urban Development Corp.
5.000%, 12/15/2018	200,000	207,220
5.000%, 12/15/2022	850,000	916,232
5.000%, 03/15/2029	750,000	897,480
North Colonie Central School District
4.000%, 07/15/2017	425,000	445,115
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,076,960
5.000%, 11/15/2026	200,000	214,436
Riverhead Central School District
2.000%, 10/15/2018	750,000	773,850
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	500,000	628,075
5.000%, 10/15/2028	1,000,000	1,234,570
State of New York
5.000%, 03/15/2018	890,000	969,397
State of New York Mortgage Agency
1.050%, 04/01/2017	230,000	230,888
Suffolk County Water Authority
5.000%, 06/01/2023	450,000	544,919
The New York Power Authority
5.000%, 11/15/2017	225,000	242,077
Town of Huntington, NY
4.000%, 11/15/2017	200,000	211,834
Town of North Hempstead, NY
4.000%, 02/01/2017	150,000	154,905
Town of Southampton, NY
3.000%, 03/15/2018	975,000	1,023,438
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2016	725,000	748,439
4.000%, 11/15/2017	300,000	316,857
Utility Debt Securitization Authority
5.000%, 12/15/2018	1,000,000	1,036,180
5.000%, 12/15/2028	750,000	941,423
		34,605,566
Ohio - 3.25%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	360,000	423,454
State of Ohio
5.000%, 01/01/2017	225,000	233,410
5.000%, 01/01/2022	600,000	670,854
		1,327,718
Pennsylvania - 2.31%
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2025	775,000	943,439
Texas - 1.45%
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	500,000	594,815
Utah - 3.05%
Utah Transit Authority
5.000%, 06/15/2028	1,000,000	1,244,370
Total Municipal Bonds (Cost $39,168,024)		39,652,778

	Shares
Money Market Funds - 2.13%
Fidelity Institutional Money Market Fund - Tax-Exempt Portfolio - Inst'l Class, 0.010% (a)	868,929	868,929
Total Money Market Funds (Cost $868,929)		868,929

Total Investments (Cost $40,036,953) - 99.20%		40,521,707
Other Assets in Excess of Liabilities - 0.80%		325,085
Total Net Assets - 100.00%		$40,846,792

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

	Core Taxable Bond Fund	Equity Allocation Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
Cost of investments	$77,958,590	$74,694,389	$74,235,523	$40,036,953
Gross unrealized appreciation - Investments	772,919	3,024,095	999,034	504,827
Gross unrealized depreciation - Investments	(383,864)	(7,064,872)	(31,483)	(20,073)
Net unrealized appreciation (depreciation)	$389,055	$(4,040,777)	$967,551	$484,754

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds discussed in this Form N-Q (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, the Rockefeller Core Taxable Bond Fund, and the Rockefeller Intermediate Tax Exempt National Bond Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The Rockefeller Intermediate Tax Exempt New York Bond Fund represents a distinct, non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by the Adviser.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

For foreign securities traded on foreign exchanges the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provided the confidence interval for each security for which it provides a price. If the FVIS provides price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there are no transactions on such day, at the mean between the bid and asked prices. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-based securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Notes/Bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government Notes/Bonds are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Issues are comprised of two main categories consisting of agency issued debt and mortgage pass-through.  Agency issued debt securities are generally valued in a manner similar to U.S. Government Issues.  Mortgage pass-through include to-be-announced ("TBA") securities and mortgage pass-through certificates.  TBA securities and mortgage pass-through are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of February 29, 2016.

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Certificates of Deposit	$-	$1,705,176	$-	$1,705,176
Corporate Bonds	-	30,277,291	-	30,277,291
Municipal Bonds	-	16,810,115	-	16,810,115
U.S. Government Agency Issues	-	3,156,889	-	3,156,889
U.S. Government Notes/Bonds	-	11,385,707	-	11,385,707
Total Fixed Income Securities	-	63,335,178	-	63,335,178
Exchange-Traded Funds	14,573,196	-	-	14,573,196
Money Market Funds	439,271	-	-	439,271
Total Investments in Securities	$15,012,467	$63,335,178	$-	$78,347,645

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$41,775,085	$18,549,280	$-	$60,324,365
Exchange-Traded Funds	1,213,460	-	-	1,213,460
Preferred Stock	-	598,080	-	598,080
Real Estate Investment Trusts	802,521	-	-	802,521
Total Equity Securities	43,791,066	19,147,360	-	62,938,426
Mutual Funds	6,023,108	-	-	6,023,108
Money Market Funds	1,692,078	-	-	1,692,078
Total Investments in Securities	$51,506,252	$19,147,360	$-	$70,653,612

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$75,203,074	$-	$75,203,074
Total Fixed Income Securities	-	75,203,074	-	75,203,074
Total Investments in Securities	$-	$75,203,074	$-	$75,203,074

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$39,652,778	$-	$39,652,778
Total Fixed Income Securities	-	39,652,778	-	39,652,778
Money Market Funds	868,929	-	-	868,929
Total Investments in Securities	$868,929	$39,652,778	$-	$40,521,707

The Funds recognize transfers between levels as of the end of the fiscal period.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Equity Allocation Fund
Transfers into Level 1	$-
Transfers out of Level 1	(1,455,948)
Net transfer in and/or out of Level 1	(1,455,948)

Transfers into Level 2	$1,455,948
Transfers out of Level 2	-
Net transfer in and/or out of Level 2	1,455,948

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Funds' NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, the Funds will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Funds' NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Funds' portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the year ended February 29, 2016.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The Funds did not hold derivative instruments during the period ended February 29, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers____                   ___

By (Signature and Title)_ _/s/ John Buckel                             _____
                                                      John Buckel, President

Date______ 4/20/2016      _                                                          ____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ John Buckel_           _       _______
                                                        John Buckel, President

Date______ 4/20/2016      _                                                          ____

By (Signature and Title)* __ /s/ Jennifer Lima                   __ _____
                                                         Jennifer Lima, Treasurer

Date______ 4/20/2016      _                                                          ____

* Print the name and title of each signing officer under his or her signature.